Property, Plant, and Equipment, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant, and equipment
	March 31,	December 31,
	2022	2021

Buildings	$15,854	$15,771
Machinery and equipment	675,076	675,878
Office equipment	151,568	144,072
Vehicles	883,634	879,016
	1,726,132	1,714,737
Less: Accumulated depreciation	(1,128,864)	(1,039,181)
Property and equipment, net	$597,268	$675,556

	December 31,	December 31,
	2021	2020

Buildings	$15,771	$15,403
Machinery and equipment	675,878	650,961
Office equipment	144,072	82,080
Vehicles	879,016	858,486
	1,714,737	1,606,930
Less: Accumulated depreciation	(1,039,181)	(700,085)
Property and equipment, net	$675,556	$906,845